License Agreements (Details) £ in Thousands, € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2016 USD ($) shares	Sep. 30, 2014 shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)
Schedule Of License Agreements
Shares issued (shares) | shares		313,971
Accrued license fees payable	£ 350				£ 180
Product Sales | Minimum
Schedule Of License Agreements
Conditional payment					1,000
Product Sales | Maximum
Schedule Of License Agreements
Conditional payment					18,500
UCLB
Schedule Of License Agreements
Shares issued (shares) | shares			1,497,643
Payment of upfront fees	£ 1,500	$ 0.3
Payments for accrued license fees | €				€ 0.1
UCLB | Regulatory Approval
Schedule Of License Agreements
Conditional payment					37,500
UCLB | Product Sales
Schedule Of License Agreements
Conditional payment					18,000
UCLB | Net Sales Levels
Schedule Of License Agreements
Conditional payment					£ 51,000